Loans and Allowance for Credit Losses (Roll-forward of Accrual TDRs and Other Impaired Loans) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2020		Mar. 31, 2019		Mar. 31, 2018
Accrual TDRs:
Balance at beginning of fiscal year		¥ 617,651	[1]	¥ 670,255	[1]	¥ 819,819
Additions (new accrual TDR status)	[1]	171,740		71,033		144,368
Transfers to other impaired loans (including nonaccrual TDRs)		(39,646)		(19,053)		(25,122)
Loans sold		(11,220)		(26)		(39,378)
Principal payments and other		(92,365)		(104,558)		(229,432)
Balance at end of fiscal year	[1]	646,160		617,651		670,255
Other impaired loans (including nonaccrual TDRs):
Balance at beginning of fiscal year		592,140	[1]	660,868	[1]	896,031
Additions (new other impaired loans (including nonaccrual TDRs) status)	[1],[2]	373,091		222,003		281,275
Charge-off		(52,935)		(55,309)		(98,355)
Transfers to accrual TDRs		(45,310)		(22,110)		(43,858)
Loans sold		(29,928)		(26,022)		(31,581)
Principal payments and other		(176,389)		(187,290)		(342,644)
Balance at end of fiscal year	[1]	660,669		592,140		660,868
Card [Member]
Accrual TDRs:
Balance at beginning of fiscal year		26,183
Balance at end of fiscal year		25,492		26,183
Other impaired loans (including nonaccrual TDRs):
Additions of nonaccrual TDRs		14,685		13,493		12,002
MUAH [Member]
Accrual TDRs:
Balance at beginning of fiscal year		33,155
Balance at end of fiscal year		42,910		33,155
Other impaired loans (including nonaccrual TDRs):
Additions of nonaccrual TDRs		15,135		12,738		12,799
Krungsri [Member]
Accrual TDRs:
Balance at beginning of fiscal year		26,851
Balance at end of fiscal year		35,226		26,851
Lease receivables reported as accrual TDRs but excluded from "Additions" as impaired loans		3,647		2,947		1,809
Lease receivables excluded from accrual TDRs as impaired loans		6,946		5,060		4,282
Other impaired loans (including nonaccrual TDRs):
Lease receivables reported as nonaccrual TDRs but excluded from "Additions" as impaired loans		465		2,088		113
Lease receivables excluded from other impaired loans		3,810		3,361		1,286
Additions of nonaccrual TDRs		9,828		10,519		12,280
Other [Member]
Accrual TDRs:
Balance at beginning of fiscal year
Balance at end of fiscal year		8,401
Lease receivables reported as accrual TDRs but excluded from "Additions" as impaired loans		68
Lease receivables excluded from accrual TDRs as impaired loans		66
Other impaired loans (including nonaccrual TDRs):
Lease receivables reported as nonaccrual TDRs but excluded from "Additions" as impaired loans
Lease receivables excluded from other impaired loans
Additions of nonaccrual TDRs		¥ 1,031

[1]	For the fiscal year ended March 31, 2018, lease receivables of ¥1,809 million and ¥113 million in the Krungsri segment, which were accrual TDRs and nonaccrual TDRs, respectively, are excluded from the additions of accrual TDRs and other impaired loans, respectively, and the related ending balances of such TDRs amounting to ¥4,282 million and ¥1,286 million, are also excluded from the balance of accrual TDRs and other impaired loans, respectively, as of March 31, 2018. For the fiscal year ended March 31, 2019, lease receivables of ¥2,947 million and ¥2,088 million in the Krungsri segment, which were accrual TDRs and nonaccrual TDRs, respectively, are excluded from the additions of accrual TDRs and other impaired loans, respectively, and the related ending balances of such TDRs amounting to ¥5,060 million and ¥3,361 million, are also excluded from the balance of accrual TDRs and other impaired loans, respectively, as of March 31, 2019. For the fiscal year ended March 31, 2020, lease receivables of ¥3,647 million and ¥465 million in the Krungsri segment, and ¥68 million and nil in the Other segment, which were accrual TDRs and nonaccrual TDRs, respectively, are excluded from the additions of accrual TDRs and other impaired loans, respectively, and the related ending balances of such TDRs amounting to ¥6,946 million and ¥3,810 million in the Krungsri segment, and ¥66 million and nil in the Other segment are also excluded from the balance of accrual TDRs and other impaired loans, respectively, as of March 31, 2020.
[2]	Included in the additions of other impaired loans for the fiscal years ended March 31, 2018, 2019 and 2020 are nonaccrual TDRs as follows: ¥12,002 million, ¥13,493 million and ¥14,685 million—Card; ¥12,799 million, ¥12,738 million and ¥15,135 million—MUFG Americas Holdings; ¥12,280 million, ¥10,519 million and ¥9,828 million—Krungsri; and nil, nil and ¥1,031 million—Other, respectively.